EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of authorized, issued and outstanding shares

Authorized, issued and outstanding shares as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	23,743,475,754	23,743,475,754
Total outstanding shares	23,743,475,754	23,743,475,754

The outstanding shares are as follows:	December 31, 2025	December 31, 2024
Common voting shares (1)	16,178,324,920	16,201,212,499
Preferred non-voting shares (2)	7,565,150,834	7,542,263,255
	23,743,475,754	23,743,475,754

(1) Common Voting shares with a nominal value of Ps. 1 Colombian peso.

(2) Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2025 and 2024, 22,887,579 and 500,000 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

Schedule of appropriation of retained earnings

As of December 31, 2025 and 2024 the appropriation of retained earnings is as follows:

	December 31, 2025		December 31, 2024
Retained earnings	Ps.	1,553,067	Ps.	807,629
Accumulated withholding tax over dividends		(34,622)		(30,145)
Legal reserve		11,872		11,872
Statutory and voluntary reserves		7,711,040		7,374,078
	Ps.	9,241,357	Ps.	8,163,434

Schedule of the dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF)

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Net income for the periods ended in	Ps.	999,886	Ps.	723,038	Ps.	2,541,179
Declared dividends

In the general assembly held in March 2025, a cash profit of Ps. 2.30 per share per month during the months of April 2025 to March 2026, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

In the general assembly held in March 2024, a cash profit of Ps. 2.00 per share per month during the months of April 2024 to March 2025, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

In the general assembly held in March 2023, a cash profit of Ps. 3.60 per share per month during the months of April 2023 to March 2024, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total outstanding shares		23,743,475,754		23,743,475,754		23,743,475,754
Total declared dividends (1)	Ps.	655,320	Ps.	569,843	Ps.	1,025,718

(1) See Consolidated Statement of Changes in Equity for dividends distribution.

Schedule of earnings per share

The following table summarizes the earnings per share for the year ended as of December 31, 2025, 2024 and 2023:

	December 31, 2025		December 31, 2024		December 31, 2023
Net income for the year	Ps.	3,215,172	Ps.	2,191,477	Ps.	2,177,116
Less: participation of non- controlling interests		(1,493,300)		(1,176,390)		(1,438,113)
Net income attributable to owners of the parent	Ps.	1,721,872	Ps.	1,015,087	Ps.	739,003

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(548,004)		(322,436)		(234,713)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,173,868	Ps.	692,651	Ps.	504,290
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,186,869,620		16,201,502,910		16,202,376,163
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		72.52		42.75		31.12
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		1,450.40		855.04		622.49
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,743,475,754		23,743,475,754
Basic earnings of the owners of the parent per share in Colombian pesos		72.52		42.75		31.12

(1) Based on a weighted average of preferred shares.

(2) Averages based on an end of month number of preferred or common shares.

(3) Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from continuing operations for the years ended December 31, 2025, 2024 and 2023.

	December 31, 2025		December 31, 2024		December 31, 2023
Net income from continuing operations	Ps.	3,188,526	Ps.	2,165,813	Ps.	2,114,108
Less: participation of non- controlling interests		(1,485,020)		(1,168,415)		(1,418,534)
Net income attributable to owners of the parent	Ps.	1,703,506	Ps.	997,398	Ps.	695,574

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(542,158)		(316,818)		(220,919)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,161,348	Ps.	680,580	Ps.	474,655
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,186,869,620		16,201,502,910		16,202,376,163
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		71.75		42.01		29.30
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		1,434.93		840.14		585.91
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,743,475,754		23,743,475,754
Basic earnings of the owners of the parent per share in Colombian pesos		71.75		42.01		29.30

(1) Based on a weighted average of preferred shares.

(2) Averages based on an end of month number of preferred or common shares.

(3) Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from discontinued operations for the years ended December 31, 2025, 2024 and 2023.

	December 31, 2025		December 31, 2024		December 31, 2023
Net income from discontinuing operations	Ps.	26,646	Ps.	25,664	Ps.	63,008
Less: participation of non- controlling interests		(8,280)		(7,975)		(19,579)
Net income attributable to owners of the parent	Ps.	18,366	Ps.	17,689	Ps.	43,429

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(5,845)		(5,619)		(13,793)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	12,521	Ps.	12,070	Ps.	29,636
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,186,869,620		16,201,502,910		16,202,376,163
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		0.77		0.75		1.83
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		15.47		14.90		36.58
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,743,475,754		23,743,475,754
Basic earnings of the owners of the parent per share in Colombian pesos		0.77		0.75		1.83

(1) Based on a weighted average of preferred shares.

(2) Averages based on an end of month number of preferred or common shares.

(3) Each ADS represents 20 preferred shares.

Schedule of equity transaction with minority shareholders

The following is a detail of transactions with minority shareholders:

		December 31, 2025
Entity	Transaction	Owners of the parent		Non-controlling interest		Total
Corficolombiana S.A.	Payment of dividends on the preferred shares	Ps.	(9,303)	Ps.	(13,653)	Ps.	(22,956)
Grupo Aval S.A.	Purchase in equity interest of Banco Popular S.A.		3,329		(3,329)		—
Others subsidiaries	Sale / purchase controlling and non-controlling interest		869		(875)		(6)
Total equity transaction		Ps.	(5,105)	Ps.	(17,857)	Ps.	(22,962)

		December 31, 2024
Entity	Transaction	Owners of the parent		Non-controlling interest		Total
Corficolombiana S.A.	Payment of dividends on the preferred shares	Ps.	(8,845)	Ps.	(12,978)	Ps.	(21,823)
Valora S.A.	Purchase of equity interest in Hoteles Estelar S.A.		(4,903)		(50,097)		(55,000)
Grupo Aval S.A.	Purchase of direct equity interest in Aval Fiduciaria S.A y Aval Casa de Bolsa S.A		(49,564)		49,564		—
Total equity transaction		Ps.	(63,312)	Ps.	(13,511)	Ps.	(76,823)

Schedule of effects in retained earnings

The following is a detail of effects on retained earnings:

	December 31, 2025
Transaction	Owners of the parent		Non-controlling interest		Total
Investment Mineros S.A (1)	Ps.	19,182	Ps.	28,142	Ps.	47,324
Effect realizations of OCI		(3,334)		(470)		(3,804)
Total effect in retained earnings	Ps.	15,848	Ps.	27,672	Ps.	43,520

(1) In July 2025, Corficolombiana S.A. sold an equity instrument classified at fair value through OCI related to Mineros S.A., resulting in an OCI reclassification of Ps. 90,106 and a loss on sale of Ps. (42,782).

Schedule of components of accumulated other comprehensive income

Components of accumulated Other Comprehensive Income for the years ended December 31, 2025, 2024 and 2023 are as follows:

				Movements continuing operation						Movements discontinued operation
		Balance at December 31, 2024		Movements period		Realization of OCI		Total		Movements period		Realization of OCI		Total		Balance at December 31, 2025
Hedged items	Ps.	921,862	Ps.	(630,465)	Ps.	—	Ps.	(630,465)	Ps.	—	Ps.	—	Ps.	—	Ps.	291,397
Hedging derivative instrument		(230,847)		—		—		—		—		—		—		(230,847)
Hedging non-derivative instrument		(551,798)		613,587		—		613,587		—		—		—		61,789
Cash flow hedges		24,700		177,520		(518)		177,002		—		—		—		201,702
Foreign currency translation differences from unhedged foreign operations		125,975		(372,722)		—		(372,722)		—		—		—		(246,747)
Transfer from owner-occupied property to investment property		34,259		403		(1,498)		(1,095)		—		—		—		33,164
Unrealized (losses) on securities at FVOCI		(1,290,252)		(357,958)		56,359		(301,599)		173,079		(1,537)		171,542		(1,420,309)
Unrealized gains on equity securities at FVOCI		824,268		310,647		(50,596)		260,051		—		—		—		1,084,319
Investments in associates		175,665		(56,424)		—		(56,424)		—		—		—		119,241
Actuarial gains (losses) from defined benefit pension plans		(101,733)		6,521		6,750		13,271		(273)		(523)		(796)		(89,258)
Income tax		387,636		(168,956)		(130)		(169,086)		69		130		199		218,749
Total comprehensive income	Ps.	319,735	Ps.	(477,847)	Ps.	10,367	Ps.	(467,480)	Ps.	172,875	Ps.	(1,930)	Ps.	170,945	Ps.	23,200

				Movements continuing operation						Movements discontinued operation
		Balance at December 31, 2023		Movements period		Realization of OCI		Total		Movements period		Realization of OCI		Total		Balance at December 31, 2024
Hedged items	Ps.	407,149	Ps.	514,713	Ps.	—	Ps.	514,713	Ps.	—	Ps.	—	Ps.	—	Ps.	921,862
Hedging derivative instrument		(230,847)		—		—		—		—		—		—		(230,847)
Hedging non-derivative instrument		(51,791)		(500,007)		—		(500,007)		—		—		—		(551,798)
Cash flow hedges		(30,381)		57,474		(2,393)		55,081		—		—		—		24,700
Foreign currency translation differences from unhedged foreign operations		(121,044)		247,019		—		247,019		—		—		—		125,975
Transfer from owner-occupied property to investment property		17,518		16,935		(194)		16,741		—		—		—		34,259
Unrealized (losses) on securities at FVOCI		(1,177,560)		(37,756)		(125,631)		(163,387)		50,667		28		50,695		(1,290,252)
Unrealized gains on equity securities at FVOCI		522,771		302,346		(849)		301,497		—		—		—		824,268
Investments in associates		160,336		15,329		—		15,329		—		—		—		175,665
Actuarial gains (losses) from defined benefit pension plans		(83,994)		(34,208)		21,862		(12,346)		(5,104)		(289)		(5,393)		(101,733)
Income tax		161,445		231,474		(6,631)		224,843		1,348		—		1,348		387,636
Total comprehensive income	Ps.	(426,398)	Ps.	813,319	Ps.	(113,836)	Ps.	699,483	Ps.	46,911	Ps.	(261)	Ps.	46,650	Ps.	319,735

				Movements continuing operation						Movements discontinued operation
		Balance at January 1, 2023		Movements period		Realization of OCI		Total		Movements period		Realization of OCI		Total		Balance at December 31, 2023
Hedged items	Ps.	1,204,663	Ps.	(797,514)	Ps.	—	Ps.	(797,514)	Ps.	—	Ps.	—	Ps.	—	Ps.	407,149
Hedging derivative instrument		(230,847)		—		—		—		—		—		—		(230,847)
Hedging non-derivative instrument		(812,788)		760,997		—		760,997		—		—		—		(51,791)
Cash flow hedges		5,542		(47,793)		11,870		(35,923)		—		—		—		(30,381)
Foreign currency translation differences from unhedged foreign operations		288,627		(409,671)		—		(409,671)		—		—		—		(121,044)
Transfer from owner-occupied property to investment property		19,481		557		(2,520)		(1,963)		—		—		—		17,518
Unrealized (losses) on securities at FVOCI		(2,973,226)		1,758,911		(77,185)		1,681,726		139,530		(25,590)		113,940		(1,177,560)
Unrealized gains on equity securities at FVOCI		366,388		151,517		4,866		156,383		—		—		—		522,771
Investments in associates		196,228		(35,892)		—		(35,892)		—		—		—		160,336
Actuarial gains (losses) from defined benefit pension plans		(27,670)		(50,069)		(4,561)		(54,630)		(1,694)		—		(1,694)		(83,994)
Income tax		974,677		(814,131)		476		(813,655)		423		—		423		161,445
Total comprehensive income	Ps.	(988,925)	Ps.	516,912	Ps.	(67,054)	Ps.	449,858	Ps.	138,259	Ps.	(25,590)	Ps.	112,669	Ps.	(426,398)

	Owners of the parent		Non -controlling interest		Total comprehensive income
Balance at January 1, 2023	Ps.	(1,146,565)	Ps.	157,640	Ps.	(988,925)
Movements period continuing operation		558,834		(41,922)		516,912
Realization of OCI continuing operation		(33,804)		(33,250)		(67,054)
Movements period discontinued operation		102,784		35,475		138,259
Realization of OCI discontinued operation		(25,468)		(122)		(25,590)
Balance at December 31, 2023	Ps.	(544,219)	Ps.	117,821	Ps.	(426,398)
Movements period continuing operation		332,608		480,711		813,319
Realization of OCI continuing operation		(64,384)		(49,452)		(113,836)
Movements period discontinued operation		32,271		14,640		46,911
Realization of OCI discontinued operation		(259)		(2)		(261)
Balance at December 31, 2024	Ps.	(243,983)	Ps.	563,718	Ps.	319,735
Movements period continuing operation		(218,507)		(259,340)		(477,847)
Realization of OCI continuing operation		23,028		(12,661)		10,367
Movements period discontinued operation		119,226		53,649		172,875
Realization of OCI discontinued operation		(1,917)		(13)		(1,930)
Balance at December 31, 2025	Ps.	(322,153)	Ps.	345,353	Ps.	23,200